Initial Public Offering (Details) - Motive Capital Corp [Member]	Dec. 15, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock	1
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Number of units issued	41,400,000
Stock issued price, per share | $ / shares	$ 10.00
Initial Public Offering. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Percentage of warrant in each unit in initial public offering	33.00%
Number of redeemable warrants	1
Exercise price of warrants | $ / shares	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	5,400,000
Stock issued price, per share | $ / shares	$ 10.00